RECLAMATION OBLIGATIONS	12 Months Ended
Dec. 31, 2020
Reclamation Obligations Abstract
RECLAMATION OBLIGATIONS

The reclamation obligations balance consists of:

	At December 31	At December 31
(in thousands)	2020	2019

Reclamation obligations-by item:
Elliot Lake	$21,523	$17,987
McClean and Midwest Joint Ventures	16,875	14,503
Other	22	22
	$38,420	$32,512

Reclamation obligations-by balance sheet presentation:
Current	$802	$914
Non-current	37,618	31,598
	$38,420	$32,512

The reclamation obligations continuity summary is as follows:

(in thousands)	2020	2019

Balance-January 1	$32,512	$30,064
Accretion	1,352	1,361
Expenditures incurred	(826)	(855)
Liability adjustments-income statement (note 20)	3,595	845
Liability adjustments-balance sheet (note 10)	1,787	1,097
Balance-December 31	$38,420	$32,512

Site Restoration: Elliot Lake

The Elliot Lake uranium mine was closed in 1992 and capital works to decommission this site were completed in 1997. The remaining provision is for the estimated cost of monitoring the Tailings Management Areas at the Denison and Stanrock sites and for treatment of water discharged from these areas. The Company conducts its activities at both sites pursuant to licenses issued by the Canadian Nuclear Safety Commission (“CNSC”). The above accrual represents the Company’s best estimate of the present value of the total future reclamation cost, based on assumptions as to what levels of treatment will be required in the future, discounted at 3.50% (2019: 4.16%). As at December 31, 2020, the undiscounted amount of estimated future reclamation costs, in current year dollars, is $32,335,000 (December 31, 2019: $31,604,000). Revisions to the reclamation liability for Elliot Lake are recognized in the income statement as the site is closed and there is no asset recognized for this site.

Spending on restoration activities at the Elliot Lake site is funded by the Elliot Lake Reclamation Trust fund (see note 9).

Site Restoration: McClean Lake Joint Venture and Midwest Joint Venture

The McClean Lake and Midwest operations are subject to environmental regulations as set out by the Saskatchewan government and the CNSC. Cost estimates of the estimated future decommissioning and reclamation activities are prepared periodically and filed with the applicable regulatory authorities for approval. The above accrual represents the Company’s best estimate of the present value of the future reclamation cost contemplated in these cost estimates discounted at 3.50% (2019: 4.16%). As at December 31, 2020, the undiscounted amount of estimated future reclamation costs, in current year dollars, is $24,135,000 (December 31, 2019: $23,685,000). The majority of the reclamation costs are expected to be incurred between 2038 and 2056. Revisions to the reclamation liabilities for McClean Lake and Midwest are recognized on the balance sheet as adjustments to the net reclamation assets associated with the sites.

Under the Mineral Industry Environmental Protection Regulations (1996), the Company is required to provide its pro-rata share of financial assurances to the province of Saskatchewan based on periodic filings of estimated reclamation plans and the associated undiscounted future reclamation costs included therein. Accordingly, as at December 31, 2020, the Company has in place irrevocable standby letters of credit, from a chartered bank, in favour of the Saskatchewan Ministry of the Environment, totalling $24,135,000 which relate to the most recently filed reclamation plan dated March 2016. An updated reclamation plan is required to be filed in 2021.